Offerings - Offering: 1	Jun. 30, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered	3,982,209,856
Proposed Maximum Offering Price per Unit	0.008
Maximum Aggregate Offering Price	$ 31,857,678.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,877.41
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of this offering is $31,482,678.85.